Restructuring - Schedule of Restructuring Reserve (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 2.2	$ 5.4	$ 5.4	$ 6.4	$ 5.1
Expense	$ 0.8	$ 0.0	0.0	4.6	10.0
Ending balance			2.2	5.4	6.4
Severance and Relocation
Restructuring Reserve [Roll Forward]
Cash expenditures			(2.7)	(5.1)	(7.7)
Other
Restructuring Reserve [Roll Forward]
Cash expenditures			$ (0.5)	$ (0.5)	$ (1.0)